Accrued and Other Short-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED AND OTHER SHORT-TERM LIABILITIES [Abstract]
Accrued and other short-term liabilities
	As of December 31,
	2017	2018
Accrued advertising and promotion expenses	$65,039	$56,353
Contract deposits from customers	23,832	36,222
Accrued professional fees	22,529	20,459
Accrued bandwidth costs	10,644	8,966
Deferred ADR deposit income	—	4,985
Contingent litigation liabilities (See “Litigation” in Note 21—Commitments and Contingencies)	3,822	3,440
Payables to Web game and mobile game developers	6,725	3,288
Early exercise of Sogou share options with trust arrangements (See “Option Modification” in Note 16—Share-based Compensation)	4,503	2,702
Accrued content and license fees	2,036	1,954
Payable for government project	440	1,764
Accrual for fixed assets purchases	658	1,409
Unpaid installment of donation to Tsinghua University	7,652	—
Guarantee liability (1)	5,148	—
Others	11,241	9,857
Total	$164,269	$151,399

(1) The guarantee liability is in relation to a trial Internet finance program.